INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Percentage of minimum threshold of export sales		25.00%
Accumulated carryforward tax losses (including carryforward research and development expenses)		$ 123
U.S. - federal tax rate				21.00%
Israeli
Disclosure of geographical areas [line items]
Percentages of tax rates relevant to corporates				23.00%
NETHERLANDS | First Euro 200,000 of taxable income
Disclosure of geographical areas [line items]
Corporate tax rate		16.50%	19.00%	20.00%
NETHERLANDS | Taxable income exceeding Euro 200,000
Disclosure of geographical areas [line items]
Corporate tax rate		25.00%	25.00%	25.00%
NETHERLANDS | First Euro 245,000 of taxable income
Disclosure of geographical areas [line items]
Corporate tax rate	15.00%
NETHERLANDS | Taxable income exceeding Euro 245,000
Disclosure of geographical areas [line items]
Corporate tax rate	25.00%
Japan
Disclosure of geographical areas [line items]
Percentages of tax rates relevant to corporates				23.20%